Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Bridge Media LLC [Member]
Leases

Note 5 – Leases

The Company leases building space from three different lessors, one of which is a related party. In accordance with Topic 842, the Company recorded a right of use asset and lease liability totaling $147 thousand for these leases by present valuing the future lease payment using weighted average incremental borrowing rates. The right of use asset balance totaled $ 119 thousand and $101 thousand as of September 30, 2023 and December 31, 2022, respectively. The lease liability had a total short term balance of $39 thousand and $16 thousand as of September 30, 2023 and December 31, 2022, respectively, and a long term balance of $82 thousand and $85 thousand as of September 30, 2023 and December 31, 2022, respectively. The Company incurred related depreciation expense of $10 thousand and $25 thousand for the three and nine month periods ended September 30, 2023, and $3 thousand for the year ended December 31, 2022. The depreciation expense is recorded within the general and administrative expenses on the statement of operations. The future minimum lease payments are as follows:

($ in thousands)	Future Minimum Lease Payments
2023	$12
2024	47
2025	24
2026	11
2027	11
Thereafter	46
Undiscounted Total	150
Risk free rate discount	(29)
Discounted Total	$121

Note 5 – Leases

The Company leases building space from two different lessors, one of which is a related party. In accordance with Topic 842, the Company recorded a right of use asset and lease liability totaling $104 thousand for these leases by present valuing the future lease payment using an incremental borrowing rate of 6.82% and 7.90%. The right of use asset balance totaled $101 thousand as of December 31, 2022. The lease liability had a total short term balance of $16 thousand and a long term balance of $85 thousand as of December 31, 2022. The Company incurred related depreciation expense of $3 thousand for the year ended December 31, 2022. The depreciation expense is recorded within the general and administrative expenses on the statement of operations. The future minimum lease payments are as follows:

($ in thousands)	Future Minimum Lease Payments
2023	$23
2024	23
2025	20
2026	11
2027	11
Thereafter	46
Undiscounted Total	133
Risk free rate discount	(32)
Discounted Total	$101

The Arena Group Holdings Inc [Member]
Leases

5. Leases

The Company’s real estate lease for the use of office space is subleased (as further described below). The Company’s current lease is a long-term operating lease with a remaining fixed payment term of 1.01 years.

The table below presents supplemental information related to operating leases:

	Nine Months Ended September 30,
	2023	2022
Operating lease costs during the period (1)	$758	$727
Cash payments included in the measurement of operating lease liabilities during the period	$362	$351
Weighted-average remaining lease term (in years) as of period-end	1.01	2.01
Weighted-average discount rate during the period	9.9%	9.9%

(1)	Operating lease costs is presented net of sublease income that is not material.

The Company generally utilizes its incremental borrowing rate based on information available at the commencement of the lease in determining the present value of future payments since the implicit rate for the Company’s leases is not readily determinable.

Variable lease expense includes rental increases that are not fixed, such as those based on amounts paid to the lessor based on cost or consumption, such as maintenance and utilities.

The components of operating lease costs were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating lease costs:
Cost of revenue	$-	$-	$-	$-
Selling and marketing	-	-	-	-
General and administrative	259	328	922	891
Total operating lease costs (1)	259	328	922	891
Sublease income	(55)	(55)	(164)	(164)
	$204	$273	$758	$727

(1)	Includes certain costs associated with a business membership agreement (see below) that permits access to certain office space for the three and nine months ended September 30, 2023 of $155 and $465, respectively, and month-to-month lease arrangements for the three and nine months ended September 30, 2023 of $95 and $266, respectively.

Maturities of the operating lease liability as of September 30, 2023 are summarized as follows:

Years Ending December 31,
2023 (remaining three months of the year)	$124
2024	373
Minimum lease payments	497
Less imputed interest	(26)
Present value of operating lease liability	$471
Current portion of operating lease liability	$471
Long-term portion of operating lease liability	-
Total operating lease liability	$471

Sublease Agreement – In November 2021, the Company entered into an agreement to sublease its leased office space for the duration of its operating lease through September 2024. As of September 30, 2023, the Company is entitled to receive sublease income of $288.

Business Membership – Effective October 1, 2021, the Company entered into a business membership agreement with York Factory LLC, doing business as SaksWorks, that permits access to certain office space with furnishings (the “membership”), referred to as SaksWorks Memberships. This membership provides a certain number of accounts that equate to the use of the space granted. Effective June 1, 2022, the SaksWorks membership agreement was amended and assigned to Convene SW MSA Holdings, LLC (“Convene”). The term of the agreement with Convene is for twenty-seven months from the initial effective date of October 1, 2021 with SaksWorks. The annual membership fee with Convene is $620 ($500 for dedicated area and $120 for minimum membership accounts) payable in equal monthly installments. The agreement also provides for: (1) additional accounts at predetermined pricing; and (2) renewal of the agreement at the end of the term for a twelve-month period at the then-current market price and pricing structure on such renewal date. As of September 30, 2023, the Company had $259 of remaining payments under the agreement with Convene.

8. Leases

The Company’s real estate lease for the use of office space was subleased during the year ended December 31, 2022. The Company determines whether an arrangement contains a lease at inception. Lease assets and liabilities are recognized upon commencement of the lease based on the present value of the future minimum lease payments over the lease term. The lease term includes options to extend the lease when it is reasonably certain that the Company will exercise that option. The Company’s current lease is a long-term operating lease with a remaining fixed payment term of 1.75 years.

The table below presents supplemental information related to operating leases:

	As of December 31,
	2022	2021
Operating lease costs during the year (1)	$969	$2,500
Cash payments included in the measurement of operating lease liabilities during the year	469	2,787
Operating lease liabilities arising from obtaining lease right-of-use assets during the year	-	-
Weighted-average remaining lease term (in years) as of year-end	1.75	2.75
Weighted-average discount rate during the year	9.90%	9.90%

(1)	Operating lease costs is presented net of sublease income that is not material.

The Company generally utilizes its incremental borrowing rate based on information available at the commencement of the lease in determining the present value of future payments since the implicit rate for most of the Company’s leases is not readily determinable.

Variable lease expense includes rental increases that are not fixed, such as those based on amounts paid to the lessor based on cost or consumption, such as maintenance and utilities.

The components of operating lease costs were follows:

	As of December 31,
	2022	2021
Operating lease costs:
Cost of revenue	$-	$1,797
Selling and marketing	-	516
General and administrative	1,187	405
Total operating costs (1)	1,187	2,718
Less sublease income	(218)	(218)
Total operating lease costs	$969	$2,500

(1)	Includes certain costs associated with a business membership agreement (see below) that permits access to certain office space for the years ended December 31, 2022 and 2021 of $170 and $612, respectively, and month-to-month lease arrangements for the years ended December 31, 2022 and 2021 of $95 and $320, respectively.

Maturities of the operating lease liability as of December 31, 2022 are summarized as follows:

Years Ending December 31,
2023	$486
2024	373
Minimum lease payments	859
Less imputed interest	(74)
Present value of operating lease liability	$785
Current portion of operating lease liability	$427
Long-term portion of operating lease liability	358
Total operating lease liability	$785

Sublease Agreement – In November 2021, the Company entered into an agreement to sublease its leased office space for the duration of its operating lease through September 2024, where it is entitled to receive sublease income of $637. In connection with the sublease agreement, the Company: (1) reduced the value of its right-of-use asset and lease liability by $1,002 based on a remeasurement of its existing operating lease to exclude any renewal options in its lease liability; and (2) recognized a loss on impairment of the lease for the year ended December 31, 2021 of $466 as reflected on the consolidated statements of operations. As of December 31, 2022, the Company is entitled to receive total sublease income of $477.

Business Membership – Effective October 1, 2021, the Company entered into a business membership agreement with York Factory LLC, doing business as SaksWorks, that permits access to certain office space with furnishings, referred to as SaksWorks Memberships. This membership provides a certain number of accounts that equate to the use of the space granted. Effective June 1, 2022, the SaksWorks membership agreement was amended and assigned to Convene SW MSA Holdings, LLC (“Convene”). The term of the agreement with Convene is for twenty-seven months from the initial effective date of October 1, 2021 with SaksWorks. The annual membership fee with Convene is $500 payable in equal monthly installments. The agreement also provides for: (1) additional accounts at predetermined pricing; and (2) renewal of agreement at the end on the term for a twelve-month period at the then-current market price and pricing structure on such renewal date. As of December 31, 2022, the Company had $500 of remaining payments under the agreement with Convene.

Lease Termination – Effective September 30, 2021, the Company terminated a certain lease arrangement for office space and as a result, relinquished the space and derecognized a right-of-use asset of $15,673, a lease liability of $17,935 and recorded a penalty upon termination of $9,606 (as discounted since the amount of the liability and timing of the Cash Payments, as defined below, are fixed), resulting in a net loss upon termination for the year ended December 31, 2021 of $7,345 (or loss upon lease termination), which has been reflected on the consolidated statements of operations. In connection with the termination, the Company agreed to pay the landlord cash of $10,000 (the “Cash Payments”) and $1,475 in market rate advertising. The Cash Payments were paid or remain due as follows: $1,000 paid in December 2021; $1,000 paid in October 2022; $4,000 due on October 1, 2023; and $4,000 due on October 1, 2024.